Fair Value Measurements - Assumptions Used to Record the Fair Value of the Warrants (Q1) (Details) - Valuation technique, option pricing model	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0538	0.0479	0.0474
Risk-free interest rate | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.044	0.0401	0.0422
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0
Dividend yield | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Dividend yield | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Expected life (in years) | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	8 months 23 days	11 months 23 days	1 year 11 months 23 days
Expected life (in years) | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	3 years 10 days	3 years 3 months 10 days	4 years 3 months 10 days
Expected volatility | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.9603	0.8367	0.7992
Expected volatility | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.8272	0.8409	0.9805